Equity-based participation plans for associates (Details 5) - Non-vested shares granted [member] $ / shares in Units, Pure in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Schedule of unvested restricted stock units [roll forward]
Number of shares at beginning of period	25.7	23.9
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 77.1	$ 80.6
Fair value at grante date at beginning of period | $	$ 1,981	$ 1,926
Vested, number of shares	(13.3)	(10.7)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	$ 80.3	$ 90.2
Vested, fair value at grante date | $	$ (1,068)	$ (965)
Forfeited, number of shares	(4.3)	(1.9)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares	$ 76.3	$ 76.4
Forfeited, fair value at grante date | $	$ (328)	$ (145)
Number of shares at end of period	25.8	25.7
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period | $ / shares	$ 71.1	$ 77.1
Fair value at grante date at end of period | $	$ 1,835	$ 1,981
Annual incentive
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	1.1	1.3
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 78.4	$ 83.9
Granted, fair value at grante date | $	$ 86	$ 109
Share savings plans
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	4.2	4.1
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 83.0	$ 84.9
Granted, fair value at grante date | $	$ 349	$ 348
Select North America
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	5.3	3.9
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 64.0	$ 77.8
Granted, fair value at grante date | $	$ 339	$ 303
Select outside North America
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	2.6	2.1
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 67.4	$ 79.7
Granted, fair value at grante date | $	$ 175	$ 167
Long-Term Performance Plan
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	2.5	1.5
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 68.9	$ 85.8
Granted, fair value at grante date | $	$ 172	$ 129
Long-Term Relative Performance Plan
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	0.1	0.3
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 0.0	$ 52.0
Granted, fair value at grante date | $	$ 0	$ 16
Other share awards
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	1.9	1.2
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 67.7	$ 77.9
Granted, fair value at grante date | $	$ 129	$ 93